Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Jul-22	Distribution Date	15-Aug-22
Collection Period End	31-Jul-22	30/360 Days	30
Beg. of Interest Period	15-Jul-22	Actual/360 Days	31
End of Interest Period	15-Aug-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	598,566,728.96	545,297,036.20	0.3571157
Total Securities		1,526,947,713.40	598,566,728.96	545,297,036.20	0.3571157
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	251,019,015.56	197,749,322.80	0.4124934
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	53,269,692.76	89,948.48	111.1174234	0.1876272
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,269,692.76	128,985.15

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,209,463.22
Monthly Interest					3,769,852.51

Total Monthly Payments					11,979,315.73
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					505,262.22
Aggregate Sales Proceeds Advance					610,447.50

Total Advances					1,115,709.72
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					52,835,607.43
Excess Wear and Tear and Excess Mileage					4,029.75
Remaining Payoffs					0.00
Net Insurance Proceeds					1,245,662.43
Residual Value Surplus					162,391.63

Total Collections					67,342,716.69

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		330,422.00			16
Involuntary Repossession		69,014.00			5
Voluntary Repossession		22,355.00			1
Full Termination		394,399.00			16
Bankruptcty		—			—
Insurance Payoff			1,245,662.43		53
Customer Payoff				5,901,449.33	338
Grounding Dealer Payoff				46,186,411.25	2,583
Dealer Purchase				—	—

Total		816,190.00	1,245,662.43	52,087,860.58	3,012

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,101	712,745,356.12	7.00000%	598,566,728.96
Total Depreciation Received		(10,817,587.38)		(8,471,615.43)
Principal Amount of Gross Losses	(62)	(1,065,052.12)		(889,514.60)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(14,379.65)		(12,787.74)
Scheduled Terminations	(2,968)	(52,630,247.83)		(43,895,774.99)

Pool Balance - End of Period	34,070	648,218,089.14		545,297,036.20
Remaining Pool Balance
Lease Payment				83,150,597.82
Residual Value				462,146,438.38

Total				545,297,036.20

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	67,342,716.69
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	67,342,716.69
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	528,734.04
3. Reimbursement of Sales Proceeds Advance	240,544.50
4. Servicing Fee:
Servicing Fee Due	498,805.61
Servicing Fee Paid	498,805.61
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,268,084.15
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	89,948.48
Class A-3 Notes Monthly Interest Paid	89,948.48
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	128,985.15
Total Note and Certificate Monthly Interest Paid	128,985.15
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	65,945,647.39
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,269,692.76
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	53,269,692.76
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,675,954.63

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,675,954.63
Gross Reserve Account Balance			20,310,693.20
Remaining Available Collections Released to Seller			12,675,954.63
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.21
Monthly Prepayment Speed			89%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,419,522.40
Securitization Value of Defaulted Receivables and Casualty Receivables		889,514.60	62
Aggregate Defaulted and Casualty Gain (Loss)		530,007.80
Pool Balance at Beginning of Collection Period		598,566,728.96
Net Loss Ratio
Current Collection Period		0.0885%
Preceding Collection Period		0.0552%
Second Preceding Collection Period		0.0694%
Third Preceding Collection Period		0.0648%
Cumulative Net Losses for all Periods		-0.6375%	(9,734,534.89)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.64%	3,832,657.09	240
61-90 Days Delinquent	0.13%	767,798.27	50
91-120 Days Delinquent	0.04%	257,628.00	16
More than 120 Days	0.01%	75,705.20	4

Total Delinquent Receivables:	0.81%	4,933,788.56	310

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.18%	0.19%
Preceding Collection Period		0.15%	0.15%
Second Preceding Collection Period		0.15%	0.15%
Third Preceding Collection Period		0.13%	0.14%
60 Day Delinquent Receivables		1,267,433.83
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		724,821.00	32
Securitization Value		567,828.42	32
Aggregate Residual Value Surplus (Loss)		156,992.58

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		34,637,349.00	1,489
Cumulative Securitization Value		27,052,688.17	1,489

Cumulative Residual Value Surplus (Loss)		7,584,660.83

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			397,418.99
Reimbursement of Outstanding Advance			240,544.50
Additional Advances for current period			610,447.50

Ending Balance of Residual Advance			767,321.99

Beginning Balance of Payment Advance			1,215,984.44
Reimbursement of Outstanding Payment Advance			528,734.04
Additional Payment Advances for current period			505,262.22

Ending Balance of Payment Advance			1,192,512.62

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS	NO

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO